Deposits [Text Block] (Tables)	12 Months Ended
Mar. 31, 2015
Time Deposits by Maturity [Table Text Block]

	Domestic	Foreign
	(in millions)
Due in one year or less	¥34,047,044	¥26,948,519
Due after one year through two years	6,233,412	411,797
Due after two years through three years	2,844,050	253,167
Due after three years through four years	780,820	124,840
Due after four years through five years	1,023,960	219,350
Due after five years	687,084	23,807

Total	¥45,616,370	¥27,981,480